Related Party Balances and Transactions - Schedule of Related Parties (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Due to ultimate controlling shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 9,545,479	$ 1,216,000	$ 11,558,995
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	9,545,479	1,216,000	11,558,995
Related party balances accounts payable			16,568
Starlux Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control by Mr. Jordan Lee
LingXpert Language Services Limited (“Lingxpert”) [Member]
Related Party Transaction [Line Items]
Nature of relationships	A wholly owned subsidiary of Starlux Limited
GreenIPO Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A wholly owned subsidiary of Lingxpert
Griffin Group Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control of Mr. Jordan Lee
YHY Holdings Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control of Mr. Jordan Lee
Ren Restaurants Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control of Mr. Jordan Lee
Lingxpert [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party balances accounts payable			$ 16,568